Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for CIT (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Reconciliation of Provision of Income Taxes [Line Items]
Expected taxation at PRC CIT statutory rate of 25%	$ 67,677,226	409,697,626	300,568,795	316,748,023
Favorable tax rate	(19,183,918)	(116,133,683)	(53,513,461)	(131,302,690)
Foreign tax rate differences	821,432	4,972,700	61,497,661	(9,292,635)
Tax holiday	(31,958,451)	(193,466,873)	(213,843,843)	(12,694,680)
Non-deductible expenses (non-taxable income), net	(2,540,500)	(15,379,431)	4,219,822	4,388,219
Additional 50% tax deduction for qualified research and development expenses	(4,673,723)	(28,293,314)	(15,313,139)	(18,935,961)
Change in valuation allowance	(242,134)	(1,465,804)	19,141,064	2,885,413
Deferred tax benefits on future tax rate difference	(2,409,011)	(14,583,432)	(10,864,692)	(58,833,362)
Withholding taxes	41,507,602	251,274,569	32,311,677	259,415,894
Income tax expenses	$ 48,998,523	296,622,358	124,203,884	352,378,221